Earnings (Loss) Per Share (Details Narrative) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Common stock conversion basis	10 for 1 basis		10 for 1 basis
Stock Options [Member]
Anti-dilutive securities	$ 13,850,000	$ 19,000,000	$ 19,700,000
Series A Convertible Preferred Stock [Member]
Anti-dilutive securities	$ 33,911,991	$ 33,911,991	$ 33,911,991